[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

SUMMARY PROSPECTUS | February 1, 2010
-------------------------------------------------------------------------------

GROWTH EQUITY FUND

CLASS/Ticker: Class A/NVEAX -  Class B/NVEBX -  Class C/WFGGX

     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED FEBRUARY 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN EACH FUND'S MOST RECENT ANNUAL REPORT DATED SEPTEMBER 30, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Growth Equity Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg.
TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 81 and 84 of the Prospectus and "Additional Purchase and Redemption Information" on page 46 of the SAI.

 SHAREHOLDER FEES (fees paid directly
  from your investment)                     CLASS A       CLASS B       CLASS C
  Maximum sales charge (load) imposed        5.75%         None          None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)       None/1/       5.00%         1.00%
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)                                CLASS A       CLASS B       CLASS C
  Management Fees                           0.25%         0.25%         0.25%
  Distribution (12b-1) Fees                 0.00%         0.75%         0.75%
  Other Expenses                            0.68%         0.68%         0.68%
  Acquired Fund Fees and Expenses           0.72%         0.72%         0.72%
  (Underlying Master Portfolios)
  TOTAL ANNUAL FUND OPERATING               1.65%         2.40%         2.40%
  EXPENSES/1/
  Fee Waivers                               0.15%         0.15%         0.15%
  TOTAL ANNUAL FUND OPERATING EXPENSES      1.50%         2.25%         2.25%
  AFTER FEE WAIVER/2/

1 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2 The adviser has contractually committed through January 31, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratios shown. The committed net operating expense ratios may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

                                            1 YEAR    3 YEARS     5 YEARS     10 YEARS
 CLASS A (if you sell your shares at         $719      $1,052      $1,407      $2,405
  the end of the period)
 CLASS B (if you sell your shares at         $728      $1,034      $1,467      $2,445
  the end of the period)
 CLASS C (if yousell your shares at the      $328      $  734      $1,267      $2,725
  end of the period)
 CLASS A (if you do not sell your            $719      $1,052      $1,407      $2,405
  shares at the end of the period)
 CLASS B (if you do not sell your            $228      $  734      $1,267      $2,445
  shares at the end of the period)
 CLASS C (if you do not sell your            $228      $  734      $1,267      $2,725
  shares at the end of the period)

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a gateway fund that invests in a "multi-style" approach designed to reduce the volatility and risk of investing in a single equity style. "Style" means either an approach to selecting investments or a type of investment that is selected for a Fund. We currently invest in several master portfolios. The investment styles of the master portfolios in which in we currently invest include the large cap growth style, the small cap style and the international style. We may invest in additional or fewer master portfolios, in other WELLS FARGO ADVANTAGE FUNDS, or directly in a portfolio of securities. See "Portfolio Allocation and Management" on page 58 of the Prospectus for the percentage breakdown of the Fund's assets allocated across different master portfolios.
We consider the Fund's absolute level of risk, as well as its risk relative to its benchmark in determining the allocation between the different investment styles. We may make changes to the current allocations at any time in response to market and other conditions. The percentage of Fund assets that we invest in each master portfolio may temporarily deviate from the current allocations due to changes in market value. We may use cash flows or effect transactions to re-establish the allocations. We also may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
EMERGING MARKETS RISK. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
INDEX TRACKING RISK. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions. ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MULTI-STYLE MANAGEMENT RISK. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style. REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

 CALENDAR YEAR TOTAL RETURNS FOR CLASS A (Incepted on May 2, 1996) AS OF 12/31 EACH YEAR
          (Returns do not reflect sales charges and would be lower if they did)
 2000                   2001         2002       2003        2004           2005        2006       2007         2008        2009
-0.31%                -14.45%      -21.72%     33.65%      11.65%          7.78%      12.32%      5.43%       -40.23%     33.02%

             BEST AND WORST QUARTER
  Best Quarter:       Q2    2009       19.89%
  Worst Quarter:      Q4    2008      -23.66%

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09 (Returns reflect
  applicable sales charges)                 1 YEAR         5 YEARS       10 YEARS
 CLASS A (Incepted on May 2, 1996)           25.37%         -0.89%        -0.48%
  Returns Before Taxes
 CLASS A (Incepted on May 2, 1996)           25.19%         -3.86%        -2.59%
  Returns After Taxes on Distributions
 CLASS A (Incepted on May 2, 1996)           16.49%         -1.21%        -0.87%
  Returns After Taxes on Distributions
  and Sale of Fund Shares
 CLASS B (Incepted on May 6, 1996)           26.92%         -0.85%        -0.42%
  Returns Before Taxes
 CLASS C (Incepted on October 1, 1998)       30.98%         -0.45%        -0.65%
  Returns Before Taxes
 S&P 500 (Reg. TM) INDEX (reflects no        26.46%          0.42%        -0.95%
  deduction for fees, expenses or taxes)
 GROWTH EQUITY COMPOSITE INDEX               32.35%          1.99%         0.41%
  (reflects no deduction for fees,
  expenses or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

FUND MANAGEMENT

INVESTMENT ADVISER    PORTFOLIO MANAGER, TITLE/MANAGED SINCE
Wells Fargo Funds     THOMAS C. BIWER, CFA, Portfolio Manager / 2005
 Management, LLC      CHRISTIAN L. CHAN, CFA, Portfolio Manager / 2005
                      ANDREW OWEN, CFA, Portfolio Manager / 2005

References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests. The Board of Trustees has approved the reorganization of the Fund into another Wells Fargo Advantage Fund, subject to the satisfaction of a number of conditions, including approval by Fund shareholders.

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES

                                                                               TO PLACE ORDERS OR REDEEM
BUYING FUND SHARES              SELLING FUND SHARES                            SHARES
------------------------------- ---------------------------------------------- -----------------------------------
MINIMUM INITIAL INVESTMENT      See HOW TO SELL SHARES beginning on page 94    MAIL: WELLS FARGO ADVANTAGE FUNDS
 Class A and Class C: $1,000    of the Prospectus                              P.O. Box 8266
 Class B shares are generally                                                  Boston, MA 02266-8266
 closed to new investment.                                                     INTERNET: www.wellsfargo.com/
                                                                               advantagefunds
 MINIMUM ADDITIONAL                                                            PHONE OR WIRE: 1-800-222-8222
 INVESTMENT                                                                    IN PERSON: Investor Center
 All Classes: $100                                                             100 Heritage Reserve
 See HOW TO BUY SHARES                                                         Menomonee Falls,WI 53051.
 beginning on page 92 of the
 Prospectus                                                                    CONTACT YOUR FINANCIAL
                                                                               PROFESSIONAL.

*    Class A shares of the Index Fund are closed to new investors.

In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                   0200023/P0023
 4

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[GRAPHIC APPEARS HERE]

SUMMARY PROSPECTUS | February 1, 2010
-------------------------------------------------------------------------------

GROWTH EQUITY FUND

CLASS/Ticker: Administrator/NVGEX

     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED FEBRUARY 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN EACH FUND'S MOST RECENT ANNUAL REPORT DATED SEPTEMBER 30, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Growth Equity Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

     SHAREHOLDER FEES (fees paid directly from your
                      investments)
Maximum sales charge (load) imposed               None
on purchases
 (AS A PERCENTAGE OF THE OFFERING
PRICE)
Maximum deferred sales charge (load)              None
 (AS A PERCENTAGE OF THE OFFERING
PRICE)

               ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees                                 0.25%
Distribution (12b-1) Fees                       0.00%
Other Expenses/1/                               0.50%
Acquired Fund Fees and Expenses                 0.72%
(Underlying Master Portfolios)
TOTAL ANNUAL FUND OPERATING EXPENSES            1.47%
Fee Waivers                                     0.22%
TOTAL ANNUAL FUND OPERATING EXPENSES            1.25%
AFTER FEE WAIVER/1/

1 The adviser has contractually committed through January 31, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

1 Year        $127
3 Years       $443
5 Years       $782

10 Years      $1,739

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a gateway fund that invests in a "multi-style" approach designed to reduce the volatility and risk of investing in a single equity style. "Style" means either an approach to selecting investments or a type of investment that is selected for a Fund. We currently invest in several master portfolios. The investment styles of the master portfolios in which in we currently invest include the large cap growth style, the small cap style and the international style. We may invest in additional or fewer master portfolios, in other WELLS FARGO ADVANTAGE FUNDS, or directly in a portfolio of securities. See "Portfolio Allocation and Management" on page 58 of the Prospectus for the percentage breakdown of the Fund's assets allocated across different master portfolios.
We consider the Fund's absolute level of risk, as well as its risk relative to its benchmark in determining the allocation between the different investment styles. We may make changes to the current allocations at any time in response to market and other conditions. The percentage of Fund assets that we invest in each master portfolio may temporarily deviate from the current allocations due to changes in market value. We may use cash flows or effect transactions to re-establish the allocations. We also may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
EMERGING MARKETS RISK. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
INDEX TRACKING RISK. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions. ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
MULTI-STYLE MANAGEMENT RISK. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style. REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                    CALENDAR YEAR TOTAL RETURNS AS OF 12/31 EACH YEAR
                   ADMINISTRATOR CLASS (Incepted on November 11, 1994)
 2000           2001         2002        2003        2004      2005        2006       2007       2008          2009
-0.07%         -14.19%      -21.56%     33.94%      11.93%     8.10%      12.61%      5.66%       -40.04%     33.24%

             BEST AND WORST QUARTER
Best Quarter:       Q2    2009       20.00%
Worst Quarter:      Q4    2008      -23.58%

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09                                     1 YEAR       5 YEARS       10 YEARS
ADMINISTRATOR CLASS (Incepted on November 11, 1994)
 Returns Before Taxes                               33.24%          0.54%         0.36%
 Returns After Taxes on Distributions               32.96%         -2.49%        -1.79%
 Returns After Taxes on                             21.61%         -0.04%        -0.21%
 Distributions and Sale of Fund Shares
S&P 500 (Reg. TM) INDEX (reflects no                26.46%          0.42%        -0.95%
 deduction for expenses or taxes)
GROWTH EQUITY COMPOSITE INDEX                       32.35%          1.99%         0.41%
 (reflects no deduction for expenses
 or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

FUND MANAGEMENT

INVESTMENT ADVISER    PORTFOLIO MANAGER, TITLE/MANAGED SINCE
Wells Fargo Funds     THOMAS C. BIWER, CFA, Portfolio Manager / 2005
Management, LLC       CHRISTIAN L. CHAN, CFA, Portfolio Manager / 2005
                      ANDREW OWEN, CFA, Portfolio Manager / 2005

References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests. The Board of Trustees has approved the reorganization of the Fund into another Wells Fargo Advantage Fund, subject to the satisfaction of a number of conditions, including approval by Fund shareholders.

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES
Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

 INSTITUTIONS PURCHASING                                                       TO PLACE ORDERS OR REDEEM
 FUND SHARES                     INSTITUTIONS SELLING FUND SHARES              SHARES
------------------------------- --------------------------------------------- --------------
 OPENING AN ACCOUNT             REDEMPTION INFORMATION                        MAIL: WELLS FARGO ADVANTAGE FUNDS
 Institutions which currently   Administrator Class shares must be redeemed   P.O. Box 8266
 have another account with      according to the terms of your customer       Boston, MA 02266-8266
 WELLS FARGO ADVANTAGE FUNDS    account with your financial intermediary.     INTERNET:www.wellsfargo.com/
 may open an account by         See HOW TO SELL SHARES beginning on page 92   advantagefunds
 phone or internet. If the      of the Prospectus                             PHONE OR WIRE: 1-800-222-8222 or
 institution does not have an                                                 1-800-368-7550
 account, contact your                                                        IN PERSON: Investor Center
 investment representative.                                                   100 Heritage Reserve
 FOR MORE INFORMATION                                                         Menomonee Falls,Wisconsin 53051.
 See HOW TO BUY SHARES
 beginning on page 90 of the                                                  CONTACT YOUR INVESTMENT
 Prospectus                                                                   REPRESENTATIVE.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                   0200083/P0083
 4

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

SUMMARY PROSPECTUS | February 1, 2010
-------------------------------------------------------------------------------

GROWTH EQUITY FUND

CLASS/Ticker: Institutional/WGEIX

     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED FEBRUARY 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN EACH FUND'S MOST RECENT ANNUAL REPORT DATED SEPTEMBER 30, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Growth Equity Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

     SHAREHOLDER FEES (fees paid directly from your
                      investments)
  Maximum sales charge (load) imposed             None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)            None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

               ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
  Management Fees                                 0.25%
  Distribution (12b-1) Fees                       0.00%
  Other Expenses                                  0.23%
  Acquired Fund Fees and Expenses                 0.72%
  (Underlying Master Portfolios)
  TOTAL ANNUAL FUND OPERATING EXPENSES            1.20%
  Fee Waivers                                     0.15%
  TOTAL ANNUAL FUND OPERATING EXPENSES            1.05%
  AFTER FEE WAIVER/1/

1 The adviser has contractually committed through January 31, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year      $107
   3 Years     $366
   5 Years     $645

  10 Years     $1,441

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a gateway fund that invests in a "multi-style" approach designed to reduce the volatility and risk of investing in a single equity style. "Style" means either an approach to selecting investments or a type of investment that is selected for a Fund. We currently invest in several master portfolios. The investment styles of the master portfolios in which in we currently invest include the large cap growth style, the small cap style and the international style. We may invest in additional or fewer master portfolios, in other WELLS FARGO ADVANTAGE FUNDS, or directly in a portfolio of securities. See "Portfolio Allocation and Management" on page 58 of the Prospectus for the percentage breakdown of the Fund's assets allocated across different master portfolios.
We consider the Fund's absolute level of risk, as well as its risk relative to its benchmark in determining the allocation between the different investment styles. We may make changes to the current allocations at any time in response to market and other conditions. The percentage of Fund assets that we invest in each master portfolio may temporarily deviate from the current allocations due to changes in market value. We may use cash flows or effect transactions to re-establish the allocations. We also may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
EMERGING MARKETS RISK. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
INDEX TRACKING RISK. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions. ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
MULTI-STYLE MANAGEMENT RISK. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style. REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                    CALENDAR YEAR TOTAL RETURNS AS OF 12/31 EACH YEAR
                     INSTITUTIONAL CLASS (Incepted on April 11, 2005)
 2000              2001         2002        2003        2004           2005        2006       2007       2008        2009
-0.07%            -14.19%      -21.56%     33.94%      11.93%          8.22%      12.82%      5.90%     -39.92%     33.67%

             BEST AND WORST QUARTER
  Best Quarter:       Q2    2009       20.00%
  Worst Quarter:      Q4    2008      -23.54%

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09                               1 YEAR        5 YEARS       10 YEARS
 INSTITUTIONAL CLASS (Incepted on April 11, 2005)
  Returns Before Taxes                       33.67%          0.76%         0.46%
  Returns After Taxes on Distribution  s     33.29%         -2.37%        -1.73%
  Returns After Taxes on                     21.89%          0.08%        -0.15%
  Distributions and Sale of Fund Shares
 S&P 500 (Reg. TM) INDEX                     26.46%          0.42%        -0.95%
  (reflects no deduction for expenses
  or taxes)
 GROWTH EQUITY COMPOSITE INDEX               32.35%          1.99%         0.41%
  (reflects no deduction for expenses
  or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

FUND MANAGEMENT

INVESTMENT ADVISER    PORTFOLIO MANAGER, TITLE/MANAGED SINCE
Wells Fargo Funds     THOMAS C. BIWER, CFA, Portfolio Manager / 2005
 Management, LLC      CHRISTIAN L. CHAN, CFA, Portfolio Manager / 2005
                      ANDREW OWEN, CFA, Portfolio Manager / 2005

References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests. The Board of Trustees has approved the reorganization of the Fund into another Wells Fargo Advantage Fund, subject to the satisfaction of a number of conditions, including approval by Fund shareholders.

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES
Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

INSTITUTIONS PURCHASING                                                       TO PLACE ORDERS OR REDEEM
FUND SHARES                     INSTITUTIONS SELLING FUND SHARES              SHARES
------------------------------- --------------------------------------------- ----------------------------------
OPENING AN ACCOUNT              REDEMPTION INFORMATION                        MAIL: WELLS FARGO ADVANTAGE FUNDS
 Institutions which currently   Institutional Class shares must be redeemed   P.O. Box 8266
 have another account with      according to the terms of your customer       Boston, MA 02266-8266
 WELLS FARGO ADVANTAGE FUNDS    account with your financial intermediary.     INTERNET:www.wellsfargo.com/
 may open an account by         See HOW TO SELL SHARES beginning on page 61   advantagefunds
 phone or internet. If the      of the Prospectus                             PHONE OR WIRE: 1-800-222-8222 or
 institution does not have an                                                 1-800-368-7550
 account, contact your                                                        IN PERSON: Investor Center
 investment representative.                                                   100 Heritage Reserve
 FOR MORE INFORMATION                                                         Menomonee Falls,Wisconsin 53051.
 See HOW TO BUY SHARES
 beginning on page 59 of the                                                  CONTACT YOUR INVESTMENT
 Prospectus                                                                   REPRESENTATIVE.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

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